Employee benefits - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Discount rate
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption	$ (27)
Decrease in actuarial assumption	$ 31
Future salary nominal increases
Employee benefits
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption	$ 28
Decrease in actuarial assumption	$ (32)